Taxation - Disclosure of Income Tax and Deferred Taxes Explanatory (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax:
UK corporation tax on profit for the year	£ 526	£ 401	£ 107
Adjustments in respect of prior years	(81)	(24)	(24)
Total current tax	445	377	83
Deferred tax:
(Credit)/Charge for the year	(29)	100	34
Adjustments in respect of prior years	64	15	4
Total deferred tax	35	115	38
Tax on profit from continuing operations	£ 480	£ 492	£ 121